Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) number in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional	276,518		206,760
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	112,823		90,295
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	137,238		90,560
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	26,457		25,905
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	38,611		43,839
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	12,150		17,930
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	4		4
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	237,907	237,907	162,921	162,921
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	100,673	100,673	72,365	72,365
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	137,234	137,234	90,556	90,556